LONG-TERM DEBT - Aggregate annual maturities of long-term debt (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
LONG-TERM DEBT
2021		$ 1,000,000
2022		1,000,000
2023		68,000,000
Total debt	$ 118,500,000	$ 70,000,000	$ 26,100,000